Events after the balance sheet date (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of exercising option to redeem outstanding principal amount

Date of redemption	Issuer (abbreviated)	Title of series of notes issued redeemed	Currency	Original principal amount outstanding (in million)	Principal amount redeemed (in million)
9 February 2022	ABIFI	3.650% Notes due 2026	USD	1 633	1 633
1 March 2022	ABIFI	4.915% Notes due 2046	USD	1 470	1 470